VOYA INVESTORS TRUST Voya Balanced Income Fund (the “Fund”)

Supplement dated July 31, 2026

to the Fund’s Class A, Class I, Class R, and Class R3 Shares’

Prospectus dated May 1, 2026, as supplemented

Effective July 24, 2026:

1.The Class A shares table and referenced footnote in the sub-section of the Prospectus entitled “Classes of Shares – Choosing a Share Class” in the Fund’s Prospectus is deleted in its entirety and replaced with the following:

Class A

Initial Sales Charge	Up to 5.75% (reduced for purchases of $50,000 or more and eliminated for purchases of $1,000,000 or more)

Contingent Deferred Sales	None (except that with respect to purchases of $1,000,000 or more for
Charge	which the initial sales charge was waived, a charge of 1.00% applies to redemptions made within 18 months)1

Distribution and/or Shareholder	0.25% annually
Services (12b-1) Fees

Purchase Maximum	None

Minimum Initial	$1,000 ($250 for IRAs)/$1,000 ($250 for IRAs)
Purchase/Minimum Account Size

Minimum Subsequent Purchases	None (At least $100/month for pre-authorized investment plan)

Minimum Initial Account	$5,000
Balance for Systematic Exchange
Privilege

Conversion	None

1 A contingent deferred sales charge applies to shares purchased without an initial sales charge, as part of an investment of $1,000,000 or more, and redeemed within 18 months of purchase.

2.The Class A shares table in the sub-section of the Prospectus entitled “Sales Charges – Class A Shares” in the Fund’s Prospectus is deleted in its entirety and replaced with the following:

Your Investment	As a % of	As a % of net
	the offering price	asset value

Less than $50,000	5.75	6.10

$50,000 - $99,999	4.50	4.71

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$100,000 - $249,999	3.50	3.63

$250,000 - $499,999	2.50	2.56

$500,000 - $999,999	2.00	2.04

$1,000,000 and over1	N/A	N/A

3.The paragraph in the sub-section of the Prospectus entitled “Sales Charges – CDSC – Class A Shares” in the Fund’s Prospectus is deleted in its entirety and replaced with the following:

CDSC - Class A Shares

Investments of $1,000,000 or More. There is no front-end sales charge if you purchase Class A shares in an amount of $1,000,000 or more. However, these shares will be subject to a 1.00% CDSC if they are redeemed within 18 months of purchase.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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